LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–84.29%
Aerospace & Defense–0.28%
HEICO Corp.	1,868	$ 268,955
Lockheed Martin Corp.	9,087	3,510,217
		3,779,172
Automobiles–2.14%
General Motors Co.	133,035	4,269,093
†Tesla, Inc.	94,380	25,034,295
		29,303,388
Banks–0.03%
BOK Financial Corp.	2,689	238,944
PacWest Bancorp	8,158	184,371
		423,315
Beverages–1.47%
†Monster Beverage Corp.	227,616	19,793,487
PepsiCo, Inc.	2,254	367,988
		20,161,475
Biotechnology–3.68%
AbbVie, Inc.	37,535	5,037,572
†Exelixis, Inc.	161,740	2,536,083
†Genmab AS ADR	63,031	2,025,186
†Horizon Therapeutics PLC	60,851	3,766,068
†Incyte Corp.	74,909	4,991,936
†Neurocrine Biosciences, Inc.	3,091	328,295
†Vertex Pharmaceuticals, Inc.	109,677	31,755,879
		50,441,019
Building Products–0.16%
†Trex Co., Inc.	48,525	2,132,188
		2,132,188
Capital Markets–1.02%
Ameriprise Financial, Inc.	11,023	2,777,245
Bank of New York Mellon Corp.	24,964	961,613
MarketAxess Holdings, Inc.	21,909	4,874,533
MSCI, Inc.	8,421	3,551,894
Stifel Financial Corp.	35,524	1,844,051
		14,009,336
Chemicals–1.66%
CF Industries Holdings, Inc.	43,264	4,164,160
Linde PLC	17,061	4,599,475
Mosaic Co.	87,549	4,231,243
Sherwin-Williams Co.	48,041	9,836,395
		22,831,273
Commercial Services & Supplies–1.17%
Cintas Corp.	13,108	5,088,395
†Copart, Inc.	101,318	10,780,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	1,461	$ 234,067
		16,102,697
Communications Equipment–1.73%
†Arista Networks, Inc.	154,174	17,404,703
Motorola Solutions, Inc.	28,070	6,286,838
		23,691,541
Construction Materials–0.11%
Eagle Materials, Inc.	6,690	717,034
Vulcan Materials Co.	5,415	854,000
		1,571,034
Consumer Finance–0.17%
Capital One Financial Corp.	9,153	843,632
Synchrony Financial	53,023	1,494,718
		2,338,350
Distributors–0.52%
LKQ Corp.	82,303	3,880,587
Pool Corp.	10,330	3,287,109
		7,167,696
Diversified Financial Services–0.09%
†Berkshire Hathaway, Inc. Class B	4,350	1,161,537
		1,161,537
Electrical Equipment–0.38%
AMETEK, Inc.	45,340	5,142,009
		5,142,009
Electronic Equipment, Instruments & Components–1.34%
Amphenol Corp. Class A	109,870	7,356,895
Cognex Corp.	56,800	2,354,360
Jabil, Inc.	36,202	2,089,218
†Zebra Technologies Corp. Class A	25,215	6,606,582
		18,407,055
Energy Equipment & Services–0.03%
Halliburton Co.	15,329	377,400
		377,400
Entertainment–0.08%
†ROBLOX Corp. Class A	31,663	1,134,802
		1,134,802
Equity Real Estate Investment Trusts–1.65%
Camden Property Trust	33,309	3,978,760
Host Hotels & Resorts, Inc.	93,525	1,485,177
Life Storage, Inc.	5,894	652,819
Mid-America Apartment Communities, Inc.	29,079	4,509,281
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
National Storage Affiliates Trust	50,950	$ 2,118,501
Public Storage	19,408	5,682,856
SBA Communications Corp.	14,527	4,135,111
		22,562,505
Food & Staples Retailing–2.23%
Casey's General Stores, Inc.	6,477	1,311,722
Costco Wholesale Corp.	62,037	29,298,214
		30,609,936
Food Products–0.62%
Lamb Weston Holdings, Inc.	67,867	5,251,549
Mondelez International, Inc. Class A	59,570	3,266,223
		8,517,772
Health Care Equipment & Supplies–3.58%
†ABIOMED, Inc.	11,640	2,859,482
†Align Technology, Inc.	14,592	3,022,149
†Edwards Lifesciences Corp.	188,255	15,555,511
†IDEXX Laboratories, Inc.	29,975	9,765,855
†Intuitive Surgical, Inc.	92,032	17,250,478
†Masimo Corp.	4,893	690,696
		49,144,171
Health Care Providers & Services–5.03%
†Centene Corp.	58,217	4,529,865
Cigna Corp.	18,544	5,145,404
Elevance Health, Inc.	12,776	5,803,370
Humana, Inc.	13,062	6,337,552
†Molina Healthcare, Inc.	16,407	5,411,685
UnitedHealth Group, Inc.	82,761	41,797,615
		69,025,491
Health Care Technology–0.72%
†Veeva Systems, Inc. Class A	59,611	9,828,662
		9,828,662
Hotels, Restaurants & Leisure–1.60%
†Booking Holdings, Inc.	3,152	5,179,398
†Chipotle Mexican Grill, Inc.	3,972	5,968,963
Marriott International, Inc. Class A	43,327	6,071,846
Wyndham Hotels & Resorts, Inc.	77,073	4,728,428
		21,948,635
Household Products–0.32%
Kimberly-Clark Corp.	39,525	4,448,143
		4,448,143
Insurance–0.36%
American Financial Group, Inc.	2,464	302,900
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	12,472	$ 1,861,945
†Ryan Specialty Holdings, Inc.	67,475	2,740,834
		4,905,679
Interactive Media & Services–5.40%
†Alphabet, Inc. Class A	53,797	5,145,683
†Alphabet, Inc. Class C	706,900	67,968,435
†Match Group, Inc.	20,826	994,442
		74,108,560
Internet & Direct Marketing Retail–4.64%
†Amazon.com, Inc.	514,944	58,188,672
†Etsy, Inc.	52,190	5,225,784
†MercadoLibre, Inc.	269	222,673
		63,637,129
IT Services–5.41%
†Cloudflare, Inc. Class A	3,444	190,488
†EPAM Systems, Inc.	31,141	11,278,959
†Euronet Worldwide, Inc.	27,506	2,083,855
†FleetCor Technologies, Inc.	19,019	3,350,577
†Gartner, Inc.	17,766	4,915,674
Mastercard, Inc. Class A	9,909	2,817,525
†PayPal Holdings, Inc.	66,481	5,722,020
†Snowflake, Inc. Class A	29,302	4,980,168
†Toast, Inc. Class A	124,617	2,083,596
†VeriSign, Inc.	2,899	503,556
Visa, Inc. Class A	204,245	36,284,124
		74,210,542
Life Sciences Tools & Services–1.67%
Agilent Technologies, Inc.	39,126	4,755,765
†Avantor, Inc.	243,126	4,765,270
†Illumina, Inc.	11,795	2,250,368
†Maravai LifeSciences Holdings, Inc. Class A	23,889	609,886
†Mettler-Toledo International, Inc.	9,533	10,334,916
†Syneos Health, Inc.	5,099	240,418
		22,956,623
Machinery–0.52%
Allison Transmission Holdings, Inc.	38,175	1,288,788
Esab Corp.	18,395	613,657
IDEX Corp.	26,070	5,210,090
		7,112,535
Media–0.37%
†Charter Communications, Inc. Class A	16,405	4,976,457

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Broadband Corp. Class C	1,861	$ 137,342
		5,113,799
Metals & Mining–0.01%
Freeport-McMoRan, Inc.	7,083	193,578
		193,578
Multiline Retail–0.21%
Dollar General Corp.	11,977	2,872,803
		2,872,803
Oil, Gas & Consumable Fuels–0.45%
†Antero Resources Corp.	13,593	414,994
EOG Resources, Inc.	624	69,720
Kinder Morgan, Inc.	113,497	1,888,590
Pioneer Natural Resources Co.	17,275	3,740,556
		6,113,860
Pharmaceuticals–1.61%
Eli Lilly & Co.	3,697	1,195,425
Zoetis, Inc.	140,698	20,864,106
		22,059,531
Road & Rail–1.11%
CSX Corp.	180,456	4,807,348
Knight-Swift Transportation Holdings, Inc.	25,138	1,230,002
Old Dominion Freight Line, Inc.	1,643	408,729
Union Pacific Corp.	44,772	8,722,481
		15,168,560
Semiconductors & Semiconductor Equipment–5.85%
†Advanced Micro Devices, Inc.	63,378	4,015,630
Applied Materials, Inc.	55,647	4,559,159
ASML Holding NV	8,910	3,700,769
Broadcom, Inc.	24,343	10,808,535
†Enphase Energy, Inc.	16,246	4,507,778
Entegris, Inc.	71,750	5,956,685
†First Solar, Inc.	2,597	343,505
KLA Corp.	2,259	683,641
Lam Research Corp.	11,357	4,156,662
†Lattice Semiconductor Corp.	14,511	714,086
Monolithic Power Systems, Inc.	13,033	4,736,192
NVIDIA Corp.	143,928	17,471,420
QUALCOMM, Inc.	165,020	18,643,960
		80,298,022
Software–15.99%
†Adobe, Inc.	50,902	14,008,230
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Atlassian Corp. PLC Class A	19,568	$ 4,120,825
†Autodesk, Inc.	30,087	5,620,252
†Crowdstrike Holdings, Inc. Class A	5,432	895,248
†Fortinet, Inc.	364,282	17,897,175
Intuit, Inc.	21,468	8,314,986
†Manhattan Associates, Inc.	40,839	5,432,812
Microsoft Corp.	506,353	117,929,614
†NCR Corp.	25,349	481,884
†Palo Alto Networks, Inc.	38,355	6,282,165
†Paycom Software, Inc.	15,704	5,182,163
†PTC, Inc.	46,270	4,839,842
Roper Technologies, Inc.	25,815	9,284,107
†ServiceNow, Inc.	27,072	10,222,658
†Synopsys, Inc.	2,178	669,293
†Tyler Technologies, Inc.	15,211	5,285,822
†Zscaler, Inc.	17,419	2,863,161
		219,330,237
Specialty Retail–2.64%
†AutoNation, Inc.	24,988	2,545,528
†AutoZone, Inc.	3,015	6,457,919
Home Depot, Inc.	70,320	19,404,101
Penske Automotive Group, Inc.	1,126	110,832
Tractor Supply Co.	12,024	2,235,021
†Ulta Beauty, Inc.	13,606	5,458,591
		36,211,992
Technology Hardware, Storage & Peripherals–5.09%
Apple, Inc.	499,316	69,005,471
NetApp, Inc.	4,758	294,282
†Pure Storage, Inc. Class A	17,110	468,301
		69,768,054
Textiles, Apparel & Luxury Goods–0.68%
NIKE, Inc. Class B	111,863	9,298,053
		9,298,053
Thrifts & Mortgage Finance–0.06%
New York Community Bancorp, Inc.	99,869	851,883
		851,883
Trading Companies & Distributors–0.41%
Fastenal Co.	122,049	5,619,136
		5,619,136
Total Common Stock (Cost $1,015,583,725)		1,156,091,178

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–13.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	183,467,202	$ 183,467,202
Total Money Market Fund (Cost $183,467,202)		183,467,202

TOTAL INVESTMENTS–97.66% (Cost $1,199,050,927)	1,339,558,380
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.34%	32,070,171
NET ASSETS APPLICABLE TO 41,524,104 SHARES OUTSTANDING–100.00%	$1,371,628,551

† Non-income producing.

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(62)	E-mini Russell 2000 Index	$(5,176,380)	$(5,639,712)	12/16/22	$463,332	$—
(2,563)	E-mini S&P 500 Index	(461,532,225)	(501,655,979)	12/16/22	40,123,754	—
(24)	E-mini S&P MidCap 400 Index	(5,299,680)	(5,797,205)	12/16/22	497,525	—
Total Futures Contracts					$41,084,611	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,156,091,178	$—	$—	$1,156,091,178
Money Market Fund	183,467,202	—	—	183,467,202
Total Investments	$1,339,558,380	$—	$—	$1,339,558,380
Derivatives:

Assets:
Futures Contracts	$41,084,611	$—	$—	$41,084,611
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–6